Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Outstanding Short-Term Notes Payable
The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Weighted average interest rates	December 31, 2023	December 31, 2022
Short-term notes payable
Bank 2	7.5%	14,400	3,756
Less: Unamortized debt issuance costs		(4)	(52)
Total short-term notes payable		$14,396	$3,704
The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Interest Rates	September 30, 2024	December 31, 2023
Short-term notes payable
Bank 2	7.8%	$6,075	$14,400
Less: Unamortized debt issuance costs		(13)	(4)
Total short-term notes payable		$6,062	$14,396

Schedule of Long-Term Debt
The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 5.5%	$13,589	$24,275	Aug 2025 - Feb 2027	Aug 2023 - Sep 2026
Bank 2	4.0% - 7.8%	4.0% - 6.3%	13,769	15,518	Dec 2025 - Jun 2028	Jun 2023 - Nov 2027
Bank 3	3.5% Fixed - 2.3% + SOFR**	3.5% Fixed - 2.2% + LIBOR†	7,705	8,721	Jan 2024 - Oct 2026	Apr 2023 - Oct 2026
Bank 4	2.9% + SOFR**	2.8% + LIBOR†	4,082	4,440	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0% + LIBOR* †	3,759	4,204	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	5.4%	1,843	2,114	Jan 2030	Jan 2024
Bank 7	4.0%	4.0%	1,061	1,320	Sep 2027	Sep 2027
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	5.3%	3,290	3,650	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	8,435	17,882	Nov 2026 - May 2027	Mar 2026 - Jun 2027
Financial Institution 3	9.0% - 9.5%	n/a	22,612	—	Sep 2033 - Dec 2033	n/a
Credit facilities with financial institutions
Financial Institution 4	1.3% + SOFR** - 2.8% + SOFR**	2.3% + LIBOR † - 2.8% + SOFR**	72,688	32,153	See disclosure below	See disclosure below
Bridge Notes	n/a	10.0%	n/a	86,816	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	116	122	See disclosure below	See disclosure below
Long-term debt from VIEs			40,491	46,403
Total Long-term notes payable			193,440	247,618
Less: Unamortized debt issuance costs and debt discount			(151)	(1,717)
Less: current portion			(26,471)	(23,581)
Long-term notes payable, non-current portion			$166,818	$222,320
__________________
*The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.
†LIBOR is defined as the "London Interbank Offer Rate".
**SOFR is defined as “Secured Overnight Financing Rate” .
The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	$15,130	$13,589	Sep 2025 - Feb 2029	Aug 2025 - Feb 2027
Bank 2	4.0% - 7.8%	4.0% - 7.8%	12,714	13,769	Dec 2025 - Apr 2029	Dec 2025 - Jun 2028
Bank 3	2.3% + SOFR**	3.5% Fixed - 2.3% + SOFR**	1,694	7,705	Feb 2026	Jan 2024 - Oct 2026
Bank 4	n/a	2.9% + SOFR**	—	4,082	n/a	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%*	3,409	3,759	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	7.7%	1,678	1,843	Jan 2030	Jan 2030
Bank 7	4.0%	4.0%	869	1,061	Sep 2027	Sep 2027
Bank 8	8.8%	n/a	12,467	—	May 2029
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	0.25% + Schwab Loan Rate	3,049	3,290	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,957	8,435	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	35,017	22,612	Sep 2030 - Mar 2034	Sep 2033 - Dec 2033
Credit facilities with financial institutions
Financial Institution 4	1.5% + SOFR** - 2.8% + SOFR**	1.3% + SOFR** - 2.8% + SOFR**	65,870	72,688	See disclosure below	See disclosure below
Bridge Notes	n/a	n/a	n/a	n/a	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	122	116	See disclosure below	See disclosure below
Long-term debt from VIEs			38,151	40,491
Total Long-term notes payable			198,127	193,440
Less: Unamortized debt issuance costs and debt discount			(251)	(151)
Less: current portion			(81,359)	(26,471)
Long-term notes payable, non-current portion			$116,517	$166,818
__________________
*The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.
**SOFR is defined as “Secured Overnight Financing Rate”
Schedule of Contractual Principal Payments
The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2023 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2024	$23,408
2025	75,500
2026	21,309
2027	12,719
2028	2,528
Thereafter	17,485
152,949
Long-term notes payable from VIE	40,491
Debt issuance costs	(151)
Total long-term notes payable	$193,289
The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2024 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2024	$5,294
2025	75,742
2026	16,505
2027	11,676
2028	4,576
Thereafter	46,183
159,976
Long-term notes payable from VIE	38,151
Debt issuance costs	(251)
Total long-term notes payable	$197,876